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                     Supplement dated November 1, 2005 to
                       Prospectus dated May 1, 2005 for:
                 ANNUICHOICE FLEXIBLE PREMIUM VARIABLE ANNUITY
               ETF EASYANNUITY FLEXIBLE PREMIUM VARIABLE ANNUITY
              GRANDMASTER FLEX 3 FLEXIBLE PREMIUM VARIABLE ANNUITY
            IQ(3) THE SMART ANNUITY FLEXIBLE PREMIUM VARIABLE ANNUITY
                  IQ ADVISOR FLEXIBLE PREMIUM VARIABLE ANNUITY
                   PINNACLE FLEXIBLE PREMIUM VARIABLE ANNUITY
                PINNACLE PLUS FLEXIBLE PREMIUM VARIABLE ANNUITY
                                   issued by
                   NATIONAL INTEGRITY LIFE INSURANCE COMPANY
              through its Separate Account I and Separate Account II

EFFECTIVE DECEMBER 12, 2005, we are changing the address where you can request a copy of the Statement of Additional Information to National Integrity Life Insurance Company, P.O. Box 5722, Cincinnati, Ohio 45201-5722.